Summarized Financial Information of Citizens Holding Company - Summarized Balance Sheets Financial Information of Citizens Holding Company (Detail) - USD ($) $ in Thousands		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Assets
Other assets		$ 20,468		$ 7,966
Total assets		1,195,434		958,630
Liabilities
Other liabilities		2,647		1,053
Shareholders' equity		112,800		83,866		$ 88,452	$ 85,059
Total liabilities and shareholders' equity		1,195,434		958,630
Citizens Holding Company [Member]
Assets
Cash		1,736	[1]	1,596	[1]	$ 2,370	$ 1,444
Investment in bank subsidiary	[1]	110,892		82,002
Other assets	[1]	172		268
Total assets		112,800		83,866
Liabilities
Other liabilities
Shareholders' equity		112,800		83,866
Total liabilities and shareholders' equity		$ 112,800		$ 83,866

[1]	Fully or partially eliminates in consolidation.